STOCK-BASED PAYMENT ARRANGEMENTS	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED PAYMENT ARRANGEMENTS

8.	STOCK-BASED PAYMENT ARRANGEMENTS

A.	Description of stock-based payment arrangements

Stock option plan (equity-settled)

On January 20, 2016, the Company established a stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to acquire Common Shares upon the exercise of Company options (“Options”). Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On February 26, 2022, the Company established an omnibus incentive plan providing for up to 20% of the issued and outstanding Common Shares as of the date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity inventive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company (the “Omnibus Incentive Plan”). The Omnibus Incentive Plan was approved by shareholders of the Company on June 13, 2022.

The Company amended its Omnibus Incentive Plan (the “A&R Plan”) on July 13, 2022, and the Company’s shareholders approved the A&R Plan on June 9, 2023. Pursuant to the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding Options at any time was limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. In addition, the Company was authorized to grant up to 70,000,000 RSUs pursuant to the A&R Plan. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan. No more securities are granted under the Stock Option Plan, Omnibus Incentive Plan, or A&R Plan after June 1, 2025; however, these security-based incentive compensation plans continue to govern the previously issued securities under such plans.

On April 14, 2025, the Company established the 2025 Stock Incentive Plan (the “2025 Plan”) and the Company’s shareholders approved the 2025 Plan on May 30, 2025. Pursuant to the 2025 Plan, the Company is authorized to issue up to 50,000,000 Common Shares to its directors, employees and other service providers, including agents, as stock-based compensation. The Company may grant options, restricted stock awards, restricted stock units, and other stock-based awards under the 2025 Plan. As of September 30, 2025, 43,348,325 shares remain available for issuance under the 2025 plan.

Share Repurchases

On May 30, 2025, the Company announced a new share repurchase authorization, pursuant to which it may repurchase up to the lesser of 35 million shares, or $150 million in value. Purchases are made at prevailing market prices and the program has no termination date provided it continues to comply with exemptions from the issuer bid requirements of applicable Canadian securities laws at the applicable time. The program may be suspended or discontinued at any time and does not obligate the company to acquire any amount of Common Shares.

B.	Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes model. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted during the nine months ended September 30, 2025 and September 30, 2024, were as follows:

As of
	September 30, 2025	September 30, 2024
Share price	$4.50 to $5.10	$4.31 to $5.72
Expected volatility (weighted-average)	46% to 60%	73% to 95%
Expected life (weighted-average)	2.46 to 3.91 years	4.13 to 10 years
Expected dividends	-%	-%
Risk-free interest rate (based on US government bonds)	4.39 - 4.45%	4.24 - 4.26%
Weighted-average grant date fair value	$4.73	$4.87

Expected volatility has been based on an evaluation of historical volatility of the Company’s share price.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

C.	Reconciliation of outstanding stock options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	September 30, 2025		September 30, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	$14,991	$1.09	$21,943	$0.92
Granted	40	4.73	75	4.87
Forfeited/ Expired	(40)	0.76	(74)	1.43
Exercised	(3,610)	0.57	(6,282)	0.59
Outstanding at end of period	$11,381	$1.27	$15,662	$1.06
Exercisable at end of period	$9,315	$1.18	$11,820	$0.91

The Options outstanding as of September 30, 2025 had a weighted average exercise price of $1.27 (September 30, 2024: $1.06) and a weighted-average remaining contractual life of 6.1 years (September 30, 2024: 6.8 years).

D.	Restricted share units

Restricted share units

The Company issues RSUs to agents based on an agent meeting certain performance metrics. Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share or the equivalent cash value, as determined in the Company’s discretion. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based upon the best available estimate of the number RSUs expected to vest with a corresponding increase in additional paid-in capital. These expenses are classified as marketing expenses and are disclosed in the stock-based compensation expense tables below within this footnote, under the caption “Marketing Expenses – Agent Stock-Based Compensation.”

Under the Company’s agent stock purchase program (“Agent Purchase Program”), agents purchase RSUs, which are not subject to forfeiture and will be settled after a year from the date of grant, using a percentage of the agent’s commission that is withheld by the Company. Each RSU entitles the holder to one Common Share, but may be settled in cash at the Company’s sole discretion in accordance with the equity plan under which the RSUs were issued. The RSUs are expensed in the period in which they are issued with a corresponding increase in equity. Each agent pays the Company 15% of commissions until the commission paid to the Company totals that agent’s “cap” amount (the “Cap”). As an incentive to participate in the Agent Purchase Program, the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was previously 15%) if an agent has not met the Cap and (ii) 15% of the commission withheld (the percentage was 20% until April 1, 2025) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the Agent Purchase Program are expensed to cost of sales and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in additional paid-in capital.

Stock compensation awards granted to full-time employees (“FTEs”) are classified as a general and administrative, research and development, or marketing expense based on the appropriate department within the interim condensed consolidated statements of comprehensive income (loss).

The Company also awards performance-based RSUs which require certain conditions, communicated within each individual award, to be met for vesting to occur. Expense related to the issuance of performance-based RSUs is recorded over the vesting period, is initially based on the fair value of the award on the grant date, and is subsequently remeasured at each reporting date based upon the probability that the performance target will be met. Remeasurement may result in the reversal of expenses previously recorded if it is determined that the performance target will not be met. As of September 30, 2025, there are 292 thousand performance-based RSUs outstanding and the Company believes the performance conditions for these shares will be met at December 31, 2025.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plans.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	15,286
Vested and Issued	(10,186)
Forfeited	(3,574)
Balance at, September 30, 2025	26,145

Stock-Based Compensation Expense

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the interim condensed consolidated statements of comprehensive income (loss).

	Three Months Ended September 30,
	2025			2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$12,555	$12,555	$-	$9,613	$9,613
Marketing Expenses – Agent Stock-Based Compensation	55	3,880	3,935	90	2,575	2,665
Marketing Expenses – FTE Stock-Based Compensation	-	43	43	1	5	6
Research and Development – FTE Stock-Based Compensation	-	339	339	5	303	308
General and Administrative – FTE Stock-Based Compensation	178	2,862	3,040	383	2,442	2,825
Total Stock-Based Compensation	$233	$19,679	$19,912	$479	$14,938	$15,417

	Nine Months Ended September 30,
	2025			2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$32,757	$32,757	$-	$23,763	$23,763
Marketing Expenses – Agent Stock-Based Compensation	180	10,348	10,528	301	6,836	7,137
Marketing Expenses – FTE Stock-Based Compensation	-	126	126	2	9	11
Research and Development – FTE Stock-Based Compensation	3	941	944	20	621	641
General and Administrative – FTE Stock-Based Compensation	640	5,419	6,059	1,448	4,797	6,245
Total Stock-Based Compensation	$823	$49,591	$50,414	$1,771	$36,026	$37,797

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED